COMMON SHARES (Details) $ in Thousands	12 Months Ended
	Apr. 30, 2024 USD ($)	Feb. 29, 2024 USD ($) class shares	Apr. 30, 2023 USD ($)	Feb. 28, 2023 USD ($) shares	Feb. 28, 2022 USD ($) shares	Apr. 18, 2022 USD ($)
COMMON SHARES
Classes of common shares | class		2
Stock issued | $		$ 487
Share repurchases | $		233,557		$ 66,368	$ 196,277
Aggregate consideration | $		$ 233,557		$ 66,368	$ 196,277
Maximum
COMMON SHARES
Share repurchases | $	$ 737,400		$ 803,700
Class A Common shares
COMMON SHARES
Number of common share voting rights		one
Shares converted (in shares)		0		0	17,785,600
Common share issued		2,315,735		2,310,009	2,455,216
Shares issued		27,680
Maximum repurchase amount | $						$ 1,000,000
Repurchase of shares		13,385,764		5,959,339	1,506,667
Aggregate consideration | $		$ 233,557		$ 66,368	$ 196,277
Class A Common shares | Share options
COMMON SHARES
Exercise of share options (in shares)		133,385		26,092	56,296
Class B Common shares
COMMON SHARES
Number of common share voting rights		ten
Conversion ratio of Class B into Class A		1
Shares converted (in shares)		0		0	17,785,600
ADS
COMMON SHARES
Common share issued		6,947,206		6,930,027	7,365,648
ADS | Share options
COMMON SHARES
Exercise of share options (in shares)		400,156		78,276	168,888